UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one):  [ ]  is a restatement.
                                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perritt Capital Management, Inc.
Address:  300 South Wacker Drive, Suite 2880
          Chicago, Illinois  60606

Form 13F File Number:       028-10646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Corbett
Title:    President
Phone:    (312) 669-1650

Signature, Place, and Date of Signing:


/s/ Michael J. Corbett         Chicago, Illinois              March 30, 2012
-------------------------------------------------------------------------------
Michael J. Corbett                City, State                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                        ---------------
Form 13F Information Table Entry Total:            1
                                        ---------------
Form 13F Information Table Value Total:       $3,162
                                        ---------------
                                           (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                        Name of Reporting Manager: Perritt Capital Management, Inc.

                                                                   Value    Shares/ Sh/ Put/ Invstmt  Other     Voting Authority
           Name of Issuer             Title of Class    CUSIP     (x1000)   Prn Amt Prn Call Dscretn Managers  Sole   Shared  None
------------------------------------- ----------------- --------- ------- --------- -------- ------- -------- --------------------
Tier Technologies, Inc.               COMMON            67623R106 3,162   725,300   SH         SOLE         725,300
                                                                  -----
TOTAL                                                             3,162